Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies
Schedule of the Partnership's future minimum contracted lease payments

Period/ Year ending December 31,	Amount
2024	72,797
2025	141,818
2026	143,415
2027 and thereafter	593,694
Total	$951,724